Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 7,868	€ 7,568
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	7,992	7,705
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 124	€ 137